Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000764624
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2022
Prospectus Date	rr_ProspectusDate	May 01, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A